Contingencies and Commitments (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 174,027,332	$ 159,855,102
Within 1 year
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	89,490,342	67,601,086
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	78,625,851	92,254,016
Over 5 years
Disclosure of commitments and contingent [Line Items]
Minimum lease payments payable operating lease	$ 5,911,139	$ 0